DEBT (Details 2) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
DEBT
2023	$ 1,593,929
2023	3,319,950	$ 1,985,800
2024	860,000	705,000
2026	0	0
2027	0	0
Thereafter	20,400	20,400
Future maturity	5,794,279	2,711,200
Less - Discounts	(2,602,886)	(823,059)
Net future maturity	$ 3,191,393	1,888,141
2027		$ 0